Segments and Geographic Information - Summary of Significant Revenues in Following Regions (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Total revenues	$ 1,963	$ 1,670	$ 5,200	$ 4,412	$ 6,147	$ 4,567
North America [Member]
Segment Reporting Information [Line Items]
Total revenues	1,519	1,280	4,186	3,362	4,779	3,483
Asia [Member]
Segment Reporting Information [Line Items]
Total revenues	332	283	672	704	905	624
Europe [Member]
Segment Reporting Information [Line Items]
Total revenues	98	66	309	254	355	372
All Other Regions [Member]
Segment Reporting Information [Line Items]
Total revenues	$ 14	$ 41	$ 33	$ 92	$ 108	$ 88